REAL ESTATE HELD FOR INVESTMENT - Future Minimum Rental Income (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Real Estate [Abstract]
2020		$ 53,396
April 1, 2020 through December 31, 2020	$ 40,750
2021	54,573	50,295
2022	48,656	44,112
2023	40,287	35,871
2024	34,691	30,396
Thereafter	88,180	67,980
Total	$ 307,137	$ 282,050